IMPAIRMENT (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018		Jun. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Impairment [Line Items]
Impairment loss						$ 1,054.8		$ 268.4
Tax recovery		$ 0.0	[1]	$ (101.6)	[1]	(101.6)	[1]	(87.4)
Total impairment charge after tax	$ 671.1	671.1		282.1		953.2		$ 181.0
Blackwater nondepletable mining properties [Member]
Impairment [Line Items]
Impairment loss		218.2		0.0		218.2
Rainy River Mining Properties Depletable [Member]
Impairment [Line Items]
Impairment loss		$ 452.9		$ 383.7		$ 836.6

[1]	There was no tax recovery associated with the impairment losses at Rainy River and Blackwater recorded during the fourth quarter of 2018 as the Company has not recognized any deferred tax assets as at December 31, 2018. Refer to Note 16 for further information.